Investments Securities and Derivatives - Additional Information (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	₸ 22,464	₸ 17,149
Due to banks	16,183	24,474
Fair Value of Securities Pledged as Collateral of Repurchase Agreements
Disclosure of fair value measurement of assets [line items]
Due to banks	0	24,474
Swap and Spot Instruments
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	741	4,923
Financial liabilities at FVTPL	1,571	133
Swap and Spot Instruments | Financial Liabilities at FVTPL
Disclosure of fair value measurement of assets [line items]
Notional amount	170,715	139,696
Swap and Spot Instruments | Financial Assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Notional amount	171,046	139,659
Forward Instruments
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	6	12,226
Financial liabilities at FVTPL	5,488	129
Forward Instruments | Financial Liabilities at FVTPL
Disclosure of fair value measurement of assets [line items]
Notional amount	276,712	269,387
Forward Instruments | Financial Assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Notional amount	₸ 262,794	₸ 274,327